Critical accounting judgements and key sources of estimation uncertainty - (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Clinical Manufacturing Organizations
Research and development cost accruals
Research and development cost accruals	$ 163.7	$ 64.5